                                 OAKMARK UNITS

                              GOVERNMENT PORTFOLIO
                        TAX-EXEMPT DIVERSIFIED PORTFOLIO

                         A Cash Management Vehicle for
                    Existing and Prospective Shareholders of


                                      LOGO

                                   PROSPECTUS

                                  MAY 1, 1998

                                  -----------

                          THE OAKMARK FAMILY OF FUNDS
                            TWO NORTH LASALLE STREET
                          CHICAGO, ILLINOIS 60602-3790

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................   3
Financial Highlights.......................................................   5
An Introduction to the Portfolios..........................................   8
Investment Policies Matrix ................................................  10
Description of Securities and Investment Techniques........................  11
Investment Limitations.....................................................  17
Management.................................................................  18
Net Asset Value............................................................  20
Yield Information..........................................................  21
Organization and Units of the Portfolios...................................  22
Distributions and Taxes....................................................  23
Additional Services........................................................  25
Unitholder Services........................................................  27
How to Purchase Units......................................................  28
Redemption of Oakmark Units................................................  30


 QUESTIONS ABOUT YOUR ACCOUNT:

 If you have questions about your account, please call Oakmark at: 1-800-OAKMARK (1-800-625-6275)

                                 OAKMARK UNITS

GOVERNMENT PORTFOLIO
TAX-EXEMPT DIVERSIFIED PORTFOLIO

The Government Portfolio and Tax-Exempt Diversified Portfolio (the "Portfolios") are portfolios of Goldman Sachs Trust (the "Trust"), an open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-Institutional Liquid Assets portfolios. This Prospectus relates to the offering of ILA Service Units of beneficial interest of each Portfolio ("Oakmark Units") through Harris Associates, L.P. ("Harris Associates") in its capacity as a Service Organization for the Portfolios.

The Government Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Portfolio pursues its objective by investing in a diversified portfolio of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities") and repurchase agreements relating to U.S. Government Securities.

The Tax-Exempt Diversified Portfolio seeks to provide unitholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income excluded from gross income for federal income tax purposes, by investing primarily in municipal instruments. The Portfolio pursues its objective by investing in a diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political
                                                          (Continued on page 2)

AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.
                               -----------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is May 1, 1998.

subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

Goldman Sachs Asset Management (the "Adviser") a separate operating division of Goldman, Sachs & Co. serves as each Portfolio's investment adviser. Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent. Harris Associates or its designee will act as nominee and record holder of the Oakmark Units. Investors should be aware that Oakmark Units of the Portfolios may be purchased only through Harris Associates or its designee. Harris Associates is not the distributor of the Portfolios.

OAKMARK UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               -----------------

This Prospectus provides you with information about the Portfolios that you should know before investing in Oakmark Units. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1998, as amended or supplemented from time to time, is available upon request without charge by calling The Oakmark Family of Funds at 1-800-OAKMARK (1-800-625-6275) or by writing The Oakmark Family of Funds at Two North LaSalle Street, Chicago, Illinois 60602. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

                       UNITHOLDER AND PORTFOLIO EXPENSES
                                 OAKMARK UNITS


                                                                     TAX-EXEMPT
                                                         GOVERNMENT DIVERSIFIED
                                                         PORTFOLIO  PORTFOLIO(1)
                                                         ---------- ------------
UNITHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases..............    None        None
 Sales Charge Imposed on Reinvested Distributions.......    None        None
 Deferred Sales Load Imposed on Redemptions.............    None        None
 Exchange Fee...........................................    None        None
ANNUAL OPERATING EXPENSES
 (as a percentage of average daily net assets)
 Management Fees........................................   0.35%       0.35%
 Other Expenses
  Service Fees..........................................   0.40%       0.40%
  Other Expenses........................................   0.07%       0.06%
                                                           -----       -----
TOTAL OPERATING EXPENSES (2)(3).........................   0.82%       0.81%
                                                           =====       =====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Government Portfolio.......................  $ 8     $26     $46     $101
     Tax-Exempt Diversified Portfolio...........  $ 8     $26     $45     $100

-----------
(1) Based on estimated amounts for the current fiscal year.
(2) The Adviser has voluntarily agreed to reduce or limit the Total Operating Expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to 0.43% of the average daily net assets of a Portfolio.
(3) For the fiscal year ended December 31, 1997, the Adviser waived and reimbursed certain fees and expenses with respect to the Tax-Exempt Diversified Portfolio such that "Management Fees," "Other Expenses" and "Total Operating Expenses" actually incurred by the Portfolio were as follows:

                                        MANAGEMENT  OTHER   TOTAL OPERATING
                                           FEES    EXPENSES    EXPENSES
                                        ---------- -------- ---------------
   Tax-Exempt Diversified Portfolio....   0.26%     0.06%        0.72%

    Without such limitations, "Management Fees," "Other Expenses" and "Total Operating Expenses" of the Portfolio would have been as follows:

                                        MANAGEMENT  OTHER   TOTAL OPERATING
                                           FEES    EXPENSES    EXPENSES
                                        ---------- -------- ---------------
   Tax-Exempt Diversified Portfolio....   0.35%     0.06%        0.81%

The information set forth in the foregoing table and hypothetical example relates only to Oakmark Units of the Portfolios. The Oakmark Units are ILA Service Units sold through Harris Associates. The Portfolios also offer ILA Units, ILA Administration Units and ILA Cash Management Shares which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Portfolios may be obtained from your sales representative or from Oakmark by calling the number of the front of this Prospectus. See "Organization and Units of the Portfolios."

Service Organizations may charge fees directly to their customers who are the beneficial owners of ILA Service Units in connection with their customers' accounts. See "Additional Services in this Prospectus and the Statement of Additional Information." Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain Service Organizations may also receive other compensation in connection with the sale and distribution of Service Units or for services to their customers' accounts and/or the Portfolios. For additional information regarding such compensation, see "Additional Services" in this Prospectus and the Statement of Additional Information.

The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear directly of indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Portfolio's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--The Adviser."

                             FINANCIAL HIGHLIGHTS


  The following information has been audited by Arthur Andersen LLP, independent public accountants, whose report appears in the annual report to unitholders of the Portfolios for the fiscal year ended December 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                            NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED       TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS   END OF     TOTAL    AVERAGE NET    AVERAGE
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS  PERIOD   RETURN (A)    ASSETS     NET ASSETS
                  --------- ---------- ------------- ----------- -------------- --------- ---------- ------------ ------------
                                                                                GOVERNMENT PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
1997-ILA units..    $1.00    $0.0516          --       $0.0516      $(0.0516)     $1.00      5.31%       0.42%        5.16%
1997-ILA Admin-
istration
units...........     1.00     0.0499          --        0.0499       (0.0498)      1.00      5.15        0.57         4.98
1997-ILA Service
units...........     1.00     0.0478          --        0.0478       (0.0478)      1.00      4.89        0.82         4.78
1996-ILA units..     1.00     0.0504      0.0001        0.0505       (0.0504)      1.00      5.15        0.41         5.04
1996-ILA Admin-
istration
units...........     1.00     0.0489      0.0001        0.0490       (0.0489)      1.00      4.99        0.56         4.89
1996-ILA Service
units...........     1.00     0.0463      0.0001        0.0464       (0.0463)      1.00      4.73        0.81         4.63
1995-ILA units..     1.00     0.0562      0.0002        0.0564       (0.0564)      1.00      5.77        0.41         5.62
1995-ILA Admin-
istration
units...........     1.00     0.0549      0.0002        0.0551       (0.0551)      1.00      5.62        0.56         5.49
1995-ILA Service
units...........     1.00     0.0519      0.0002        0.0521       (0.0521)      1.00      5.35        0.81         5.19
1994-ILA units..     1.00     0.0378      0.0002        0.0380       (0.0380)      1.00      3.94        0.40         3.78
1994-ILA Admin-
istration
units...........     1.00     0.0362      0.0002        0.0364       (0.0364)      1.00      3.79        0.55         3.62
1994-ILA Service
units...........     1.00     0.0350      0.0002        0.0352       (0.0352)      1.00      3.53        0.80         3.50
1993-ILA units..     1.00     0.0282      0.0008        0.0290       (0.0291)      1.00      2.94        0.40         2.82
1993-ILA Admin-
istration
units...........     1.00     0.0267      0.0008        0.0275       (0.0276)      1.00      2.79        0.55         2.67
1993-ILA Service
units...........     1.00     0.0242      0.0006        0.0248       (0.0250)      1.00      2.53        0.80         2.42
1992-ILA units..     1.00     0.0338      0.0027        0.0365       (0.0364)      1.00      3.70        0.40         3.38
1992-ILA Admin-
istration
units...........     1.00     0.0325      0.0027        0.0352       (0.0351)      1.00      3.55        0.55         3.25
1992-ILA Service
units...........     1.00     0.0309      0.0030        0.0339       (0.0336)      1.00      3.29        0.80         3.09
1991-ILA units..     1.00     0.0567      0.0011        0.0578       (0.0578)      1.00      5.91        0.40         5.67
1991-ILA Admin-
istration
units...........     1.00     0.0545      0.0011        0.0556       (0.0556)      1.00      5.75        0.55         5.45
1991-ILA Service
units...........     1.00     0.0522      0.0011        0.0533       (0.0533)      1.00      5.49        0.80         5.22
1990-ILA units..     1.00     0.0779      0.0003        0.0782       (0.0782)      1.00      8.11        0.39         7.79
1990-ILA Admin-
istration
units(c)........     1.00     0.0439      0.0004        0.0443       (0.0443)      1.00      7.74(b)     0.55(b)      7.49(b)
1990-ILA Service
units(c)........     1.00     0.0359      0.0002        0.0361       (0.0363)      1.00      7.42(b)     0.80(b)      7.15(b)
1989-ILA units..     1.00     0.0877      0.0001        0.0878       (0.0878)      1.00      9.15        0.40         8.77
1988-ILA units..     1.00     0.0716      0.0002        0.0718       (0.0718)      1.00      7.42        0.40         7.16
1987-ILA units..     1.00     0.0622      0.0001        0.0623       (0.0624)      1.00      6.43        0.40         6.22
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000S)     ASSETS       ASSETS
                  ---------- ------------ ------------
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
1997-ILA units..    $460,457     0.42%        5.16%
1997-ILA Admin-
istration
units...........      10,192     0.57         4.98
1997-ILA Service
units...........      83,799     0.82         4.78
1996-ILA units..     694,651     0.44         5.01
1996-ILA Admin-
istration
units...........      36,055     0.59         4.86
1996-ILA Service
units...........      94,228     0.84         4.60
1995-ILA units..     570,469     0.43         5.60
1995-ILA Admin-
istration
units...........      47,558     0.58         5.47
1995-ILA Service
units...........      85,401     0.83         5.17
1994-ILA units..     881,520     0.44         3.74
1994-ILA Admin-
istration
units...........      95,483     0.59         3.58
1994-ILA Service
units...........     156,930     0.84         3.46
1993-ILA units..   1,315,378     0.43         2.79
1993-ILA Admin-
istration
units...........     161,845     0.58         2.64
1993-ILA Service
units...........     101,272     0.83         2.39
1992-ILA units..   1,785,472     0.42         3.36
1992-ILA Admin-
istration
units...........     461,542     0.57         3.23
1992-ILA Service
units...........      56,389     0.82         3.07
1991-ILA units..   2,103,627     0.43         5.64
1991-ILA Admin-
istration
units...........     464,060     0.58         5.42
1991-ILA Service
units...........     200,176     0.83         5.19
1990-ILA units..   2,203,756     0.39         7.79
1990-ILA Admin-
istration
units(c)........     296,313     0.55(b)      7.49(b)
1990-ILA Service
units(c)........     132,888     0.80(b)      7.15(b)
1989-ILA units..   2,268,330     0.40         8.77
1988-ILA units..   2,197,796     0.40         7.16
1987-ILA units..   2,243,870     0.40         6.22

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and
    July of 1990, respectively.
-------------------------------------------------------------------------------

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                            NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED       TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
                  --------- ---------- ------------- ----------- -------------- --------- ---------- ------------ ------------
                                                                          TAX-EXEMPT DIVERSIFIED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
1997-ILA units..    $1.00    $0.0333           --      $0.0333      $(0.0333)     $1.00      3.39%       0.32%        3.33%
1997-ILA Admin-
istration
units...........     1.00     0.0316           --       0.0316       (0.0316)      1.00      3.23        0.47         3.16
1997-ILA Service
units...........     1.00     0.0297           --       0.0297       (0.0297)      1.00      2.97        0.72         2.97
1996-ILA units..     1.00     0.0320           --       0.0320       (0.0320)      1.00      3.25        0.31         3.20
1996-ILA Admin-
istration
units...........     1.00     0.0306           --       0.0306       (0.0306)      1.00      3.09        0.46         3.06
1996-ILA Service
units...........     1.00     0.0279           --       0.0279       (0.0279)      1.00      2.84        0.71         2.79
1995-ILA units..     1.00     0.0365           --       0.0365       (0.0365)      1.00      3.72        0.31         3.65
1995-ILA Admin-
istration
units...........     1.00     0.0351           --       0.0351       (0.0352)      1.00      3.57        0.46         3.51
1995-ILA Service
units...........     1.00     0.0324           --       0.0324       (0.0325)      1.00      3.31        0.71         3.24
1994-ILA units..     1.00     0.0264           --       0.0264       (0.0264)      1.00      2.71        0.30         2.64
1994-ILA Admin-
istration
units...........     1.00     0.0250           --       0.0250       (0.0250)      1.00      2.55        0.45         2.50
1994-ILA Service
units...........     1.00     0.0220           --       0.0220       (0.0220)      1.00      2.30        0.70         2.20
1993-ILA units..     1.00     0.0222           --       0.0222       (0.0222)      1.00      2.25        0.30         2.22
1993-ILA Admin-
istration
units...........     1.00     0.0207           --       0.0207       (0.0207)      1.00      2.09        0.45         2.08
1993-ILA Service
units...........     1.00     0.0183           --       0.0183       (0.0183)      1.00      1.84        0.70         1.83
1992-ILA units..     1.00     0.0277           --       0.0277       (0.0277)      1.00      2.82        0.30         2.77
1992-ILA Admin-
istration
units...........     1.00     0.0266           --       0.0266       (0.0266)      1.00      2.67        0.45         2.66
1992-ILA Service
units...........     1.00     0.0243           --       0.0243       (0.0243)      1.00      2.41        0.70         2.43
1991-ILA units..     1.00     0.0424           --       0.0424       (0.0424)      1.00      4.33        0.32         4.24
1991-ILA Admin-
istration
units...........     1.00     0.0406           --       0.0406       (0.0406)      1.00      4.17        0.47         4.06
1991-ILA Service
units...........     1.00     0.0386           --       0.0386       (0.0386)      1.00      3.91        0.72         3.86
1990-ILA units..     1.00     0.0550      (0.0001)      0.0549       (0.0549)      1.00      5.64        0.40         5.50
1990-ILA Admin-
istration units
(c).............     1.00     0.0301           --       0.0301       (0.0300)      1.00      5.43(b)     0.55(b)      5.40(b)
1990-ILA Service
units (c).......     1.00     0.0259           --       0.0259       (0.0259)      1.00      5.17(b)     0.80(b)      5.16(b)
1989-ILA units..     1.00     0.0591      (0.0001)      0.0590       (0.0590)      1.00      6.07        0.40         5.91
1988-ILA units..     1.00     0.0487       0.0003       0.0490       (0.0490)      1.00      5.03        0.40         4.87
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000S)     ASSETS       ASSETS
                  ---------- ------------ ------------
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
1997-ILA units..  $1,479,486     0.41%        3.24%
1997-ILA Admin-
istration
units...........      27,967     0.56         3.07
1997-ILA Service
units...........      30,513     0.81         2.88
1996-ILA units..   1,514,443     0.41         3.10
1996-ILA Admin-
istration
units...........      59,097     0.56         2.96
1996-ILA Service
units...........      28,921     0.81         2.69
1995-ILA units..   1,342,585     0.42         3.54
1995-ILA Admin-
istration
units...........      48,773     0.57         3.40
1995-ILA Service
units...........      49,647     0.82         3.13
1994-ILA units..   1,434,965     0.41         2.53
1994-ILA Admin-
istration
units...........      97,778     0.56         2.39
1994-ILA Service
units...........      36,492     0.81         2.09
1993-ILA units..   1,769,477     0.41         2.11
1993-ILA Admin-
istration
units...........      99,896     0.56         1.97
1993-ILA Service
units...........      45,172     0.81         1.72
1992-ILA units..   1,333,925     0.42         2.65
1992-ILA Admin-
istration
units...........      50,225     0.57         2.54
1992-ILA Service
units...........      29,534     0.82         2.31
1991-ILA units..   1,044,986     0.42         4.14
1991-ILA Admin-
istration
units...........      37,567     0.57         3.96
1991-ILA Service
units...........      52,399     0.82         3.76
1990-ILA units..     603,895     0.40         5.50
1990-ILA Admin-
istration units
(c).............      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      56,810     0.80(b)      5.16(b)
1989-ILA units..     688,556     0.40         5.91
1988-ILA units..     907,782     0.40         4.87

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.
--------------------------------------------------------------------------------

                       AN INTRODUCTION TO THE PORTFOLIOS


  THE TRUST: The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). This Prospectus relates to the offering of ILA Service Units ("Oakmark Units") of the Portfolios through Harris Associates, L.P. ("Harris Associates") in its capacity as a Service Organization for the Portfolios. Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' investment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securities that are determined to present minimal credit risk and meet certain other criteria.

    INVESTMENT OBJECTIVES AND POLICIES FOR THE GOVERNMENT PORTFOLIO: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

    INVESTMENT OBJECTIVE AND POLICIES FOR THE TAX-EXEMPT DIVERSIFIED
  PORTFOLIO: To provide unitholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined herein.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months (as determined pursuant to Rule 2a-7) at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities that either
(a) are rated in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Diversified Portfolio may purchase securities which are not First Tier Securities but that either (a) are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. The Government Portfolio will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Information.

                          INVESTMENT POLICIES MATRIX

                       GOVERNMENT
                        PORTFOLIO          TAX-EXEMPT DIVERSIFIED PORTFOLIO
-------------------------------------------------------------------------------
  US Treasury         .
   Obligations
-------------------------------------------------------------------------------
  US Government       .
   Securities
-------------------------------------------------------------------------------
  Commercial Paper                      .
                                      Tax-exempt only
-------------------------------------------------------------------------------
  Repurchase          .
   Agreements
-------------------------------------------------------------------------------
  Tax-Exempt                            .
   Municipals                         At least 80% of net assets in tax-exempt
                                      Municipal Instruments (except in
                                      extraordinary circumstances)
-------------------------------------------------------------------------------
  Credit            First Tier        First or Second Tier
   Quality****
-------------------------------------------------------------------------------
  Investment          .                 .
   Companies        Up to 10% of      Up to 10% of total assets in other
                    total assets in   investment companies
                    other investment
                    companies
-------------------------------------------------------------------------------
  Unrated                               .
   Securities
-------------------------------------------------------------------------------
  Summary of        Taxable federal   Tax-exempt federal and taxable state***
   Taxation*        and state**
-------------------------------------------------------------------------------
  Miscellaneous                       May (but does not currently intend to)
                                      invest up to 20% in AMT securities and
                                      may temporarily invest in the taxable
                                      money market instruments described herein

Note: See "Description of Securities and Investment Techniques" for a description of, and certain criteria applicable to, each of these categories of investments.

* See "Taxes" below for an explanation of the tax consequences summarized in the table above.
** Taxable in many states except for distributions from U.S. Treasury obligation interest income and certain U.S. Government Securities interest income.
*** Taxable except for distributions from interest on obligations of an investor's state of residence in certain states.
**** To the extent permitted by Rule 2a-7, a Portfolio holding a security supported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES


U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  The Tax-Exempt Diversified Portfolio may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. Government.

FLOATING AND VARIABLE RATE OBLIGATIONS

  The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter that its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. The Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Municipal Instruments are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  Such Municipal Instruments may include:

  (A) fixed rate notes and similar debt instruments;

  (B) variable and floating rate demand instruments;

  (C) tax-exempt commercial paper;

  (D) municipal bonds; and

  (E) unrated notes, paper, bonds or other instruments.

  As a matter of fundamental policy, at least 80% of the Tax-Exempt Diversified Portfolio's net assets will ordinarily be invested in Municipal Instruments, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. The Portfolio may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of the Tax-Exempt Diversified Portfolio.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  INDUSTRIAL DEVELOPMENT BONDS. Industrial development bonds (private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to unitholders under the federal alternative minimum tax. See "Taxes" and "Distributions." The Tax-Exempt Diversified Portfolio does not currently intend to invest in such bonds. If such policy should change in the future, such investments would not exceed 20% of the Tax-Exempt Diversified Portfolio's net assets under normal market conditions.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Portfolio's average portfolio maturity. There is a risk that the Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Diversified Portfolio expects that 100% of its portfolio securities will be Municipal Instruments. However, the Portfolio may hold cash or invest in short-term taxable securities as set forth above. The Portfolio may invest 25% or more of the value of its total assets in Municipal Instruments which are related in such a way that an economic, business or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Portfolio may invest all of its assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state or
(c) industrial development obligations. Concentration of the Portfolio's investments in these Municipal Instruments will subject the Portfolio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration. The Tax-Exempt Diversified Portfolio, however, does not intend to invest more than 25% of the value of its respective total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

  The Tax-Exempt Diversified Portfolio may purchase Municipal Instruments which are backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to a Portfolio that invests in Municipal Instruments. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those domestic obligations. See "Foreign Risks" above. In addition, the Portfolio may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal Instrument, the Tax-Exempt Diversified Portfolio may acquire the right to sell the security to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Portfolio may enter into repurchase agreements with primary dealers in U.S. Government Securities and banks affiliated with such primary dealers. A repurchase agreement is an agreement under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfolio, and will be unrelated to the interest rate on the purchased security. A Portfolio's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. A Portfolio will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to settlement date. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The amount of each Portfolio's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act. These limits include a prohibition on each Portfolio acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of its total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS


  Each Portfolio will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions related to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio cannot be changed without approval of a majority of the outstanding units of that Portfolio. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. The Board of Trustees has adopted guidelines under which the Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which are determined to be liquid pursuant to these guidelines will not be deemed to be illiquid investments for purposes of the foregoing restriction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Adviser will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in each Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that

Portfolio (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  BORROWINGS. Each Portfolio may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Portfolio may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Statement of Additional Information.


                                  MANAGEMENT


THE ADVISER

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman, Sachs & Co., acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of March 23, 1998, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $153 billion in assets.

  As of November 28, 1997, Goldman Sachs and its consolidated subsidiaries had assets of approximately $178 billion and partners' capital of $6.1 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad.

  Pursuant to an SEC order, the Government Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Portfolios' Management Agreement, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Portfolio's business affairs and performs various unitholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Board of Trustees and each Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays

GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                                        FISCAL
                                                          CONTRACTUAL YEAR ENDED
                                                             RATE      12/31/97
                                                          ----------- ----------
      Government Portfolio...............................     .35%       .35%
      Tax-Exempt Diversified Portfolio...................     .35%       .26%

  The difference between the stated and actual fees paid by the Tax-Exempt Diversified Portfolio reflects the fact that the Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has voluntarily agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable under the Portfolios' service, administration and distribution plans for certain share classes, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to .43% of the average daily net assets of the Portfolio. Such reductions or limits, if any, are calculated monthly on a cumulative basis. Any such reductions or limits may be discontinued or modified only with the express approval of the Trustees.

  YEAR 2000. Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Portfolios could be adversely affected in their ability to process securities trades, price securities, provide unitholder account services and otherwise conduct normal business operations if the computer systems used by the Adviser or other Portfolio service providers do not adequately address this problem in a timely manner. The Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the year 2000. Currently, the Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Portfolios at current levels. In addition, the Adviser has sought assurances from the Portfolios' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Adviser and the Portfolios' other service providers will be sufficient to avoid any adverse effect on the Portfolios due to the Year 2000 Problem.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Distributor of units of each Portfolio pursuant to a Distribution Agreement with each Portfolio. The Distributor will assist in the sale of units of the Portfolios upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs receives .04% (on an annualized basis) of the average daily net assets with respect to each Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account.


                                NET ASSET VALUE


  The net asset value of the Portfolios is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributed to each class of units and dividing by the number of units of such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities market close early, each Portfolio reserves the right to close at or prior to the BMA recommended closing time, and to cease granting same Business Day credit for purchase and redemption orders received after the Portfolio's closing time. On days either Portfolio closes early, purchase and redemption orders received after the Portfolio's closing time will be credited for the next Business Day. In addition, each Portfolio reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to maintain a net asset value per unit of $1.00.


                               YIELD INFORMATION


  From time to time, each Portfolio may advertise its yield, effective yield and total return. Total return is determined by computing the percentage change in value of $1,000 invested at the maximum public offering price for a specified period, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calculations based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Diversified Portfolio may also quote tax-equivalent yield. The Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Portfolio's total return, yield, effective yield or tax-equivalent yield may be in any future period. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available. The Portfolios' performance quotations do not reflect any fees charged by an institution to its customer accounts in connection with investments in the Portfolios.

  Total return, yield, effective yield and tax-equivalent yield will be calculated separately for each class of units in existence. Because each such class of units is subject to different expenses, the total return and net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.


                   ORGANIZATION AND UNITS OF THE PORTFOLIOS


  Each Portfolio is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to classify or reclassify any series or portfolio of units into one or more classes.

  When issued, units are fully paid and nonassessable. In the event of liquidation, unitholders of each class are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to the unitholders of such class. All units are freely transferable and have no preemptive, subscription or conversion rights. Unitholders are entitled to one vote per unit, provided that, at the option of the Trustees, Unitholders will be entitled to a number of votes based upon the net asset values represented by their units.

  The Trust does not intend to hold annual meetings of unitholders. However, recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other unitholders in connection with requiring a special meeting of unitholders. The Trustees will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

                            DISTRIBUTIONS AND TAXES


DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (normally, but not always, as of 4:00 p.m. New York time) as a dividend and paid to Harris Associates for distribution to holders of Oakmark Units monthly. Distributions will be made in additional Oakmark Units of the same Portfolio or, at the election of holders of Oakmark Units, in cash. The election to reinvest dividends and distributions in Oakmark Units or receive them in cash may be changed by providing written notice to Oakmark. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in a Portfolio's daily distributions. Each Portfolio may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Portfolio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

TAXES

  Each Portfolio is treated as a separate entity for federal income tax purposes, has elected to be treated and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Code for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders.

As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount, income will be taxable to unitholders as ordinary income, except for any "exempt interest dividends" paid by the Tax-Exempt Diversified Portfolio, as described below. Distributions out of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable as long-term capital gain regardless of how long the unitholders have held their units. Such long-term capital gain will constitute a 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the gain. It is not, however, anticipated that the Portfolios will have any significant amounts of such net capital gain. These tax consequences will apply to distributions of any Portfolio whether received in cash or reinvested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on December 31 of the year in which they are declared. Unitholders will be informed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Diversified Portfolio intends to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. Dividends paid by the Portfolio from interest on tax-exempt obligations and properly designated by the Portfolio as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by the Portfolio from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing units of the Portfolio. Interest incurred to purchase or carry units of the Portfolio will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Portfolio and may not be deductible in whole or in part for state income tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from a Portfolio.

  In addition to federal taxes, a unitholder may be subject to state and local taxes on payments received from a Portfolio. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.


                              ADDITIONAL SERVICES


  Each Portfolio has adopted a Service Plan with respect to the ILA Service Units which authorizes it to compensate Service Organizations, including Harris Associates, for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such units. Each Portfolio will enter into agreements with Service Organizations which purchase ILA Service Units, on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .40% (on an annualized basis) of the average daily net assets of the ILA Service Units of that Portfolio attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services may not exceed .25% of such average daily net assets. The services provided by a Service Organization may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for its customers, processing orders to purchase, redeem and exchange ILA Service Units for its customers, responding to inquiries from prospective and existing unitholders and assisting customers with investment procedures. In addition, GSAM, at its own expense, may pay a Service Organization compensation equal on an annual basis up to .10% of the average daily net assets of the ILA Service Units attributable to or held of record by such Service Organization for providing certain additional services to its customers. Such compensation will not represent an additional expense to the Portfolio or its unitholders, since it will be paid from the assets of GSAM.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of ILA Service Units in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Portfolio. The Trust, on behalf of the Portfolios, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of ILA Service Units of the Portfolios should be directed to such owners' Service Organization.

  The Adviser, Distributor, and/or their affiliates may pay other compensation, from time to time, out of their assets and not as an additional charge to the Portfolios, to selected Service Organizations and other persons in connection with the sale and/or servicing of ILA Service Units of the Portfolios and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of ILA Service Units, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. For further information, see the Statement of Additional Information.

  For the fiscal year ended December 31, 1997, the Trust, on behalf of each Portfolio, paid Service Organizations fees at the annual rate of .40% of each Portfolio's average daily net assets attributable to ILA Service Units.

                              UNITHOLDER SERVICES


REPORTING TO UNITHOLDERS

  You will receive a confirmation statement from Oakmark reflecting each of your purchases and redemptions of Oakmark Units, as well as periodic statements detailing distributions made by the Portfolios. In addition, Oakmark will send you semiannual and annual reports containing audited financial statements and will provide you annually with tax information.

IRA PLAN

  Harris Associates Investment Trust has a master individual retirement account (IRA) plan that allows you to invest on a tax-deferred basis in the Government Portfolio and The Oakmark Funds as defined below. The plan also permits you to "roll over" or transfer to your Oakmark IRA a lump sum distribution from a qualified pension or profit-sharing plan, thereby postponing federal income tax on the distribution. If your employer has a Simplified Employee Pension Plan (SEP), you may establish an IRA with the Government Portfolio and the Funds to which your employer may contribute annually up to the lesser of 15% of your earned income or $30,000, subject to special rules designed to avoid discrimination. Because the Trust has determined that the Tax-Exempt Diversified Portfolio is not a suitable investment for IRA accounts, the Portfolio is not available for IRA investments.

SPECIAL WAYS TO INVEST OR REDEEM

  In addition to the ways to purchase or redeem Oakmark Units described above, the New Account Registration Form offers you the following additional investment and redemption options:

  AUTOMATIC INVESTMENTS--purchase Oakmark Units each month with payment by electronic transfer from your bank account ($100-$50,000 per transaction).

  TELEPHONE INVESTMENTS--purchase Oakmark Units by placing a telephone order and paying for them by electronic transfer from your bank account ($100- $50,000 per transaction).

  SYSTEMATIC WITHDRAWALS--redeem a fixed dollar amount of Oakmark Units each month or quarter and have the proceeds sent by check to you or deposited by electronic transfer into your bank account (up to $50,000 per transaction for electronic transfers).

                             HOW TO PURCHASE UNITS


  You may purchase Oakmark Units of either Portfolio by check, by wire, by electronic transfer or by exchange through State Street Bank and Trust Company as agent for Harris Associates ("Oakmark"). There are no sales commissions or underwriting discounts. The minimum initial investment is $1,000. Minimum subsequent investments are $100, except for reinvestments of dividends and capital gain distributions.

BY CHECK

  To make an initial purchase of units, complete and sign the New Account Registration Form and mail it to the Oakmark Family of Funds, P.O. Box 8510, Boston, Massachusetts 02266-8510, together with a check for the total purchase amount payable to State Street Bank and Trust Company.

  You may make subsequent investments by submitting a check (except that a third party check will not be accepted) along with either the stub from your Portfolio account confirmation statement or a note indicating the amount of the purchase, your account number, and the name in which your account is registered. Each individual check submitted for purchase must be at least $100. Oakmark will not accept cash, drafts, "starter" checks, third party checks, checks drawn on money market accounts or checks drawn on banks outside of the United States. If your order to purchase Oakmark Units of a Portfolio is cancelled because your check does not clear, you will be responsible for any resulting loss incurred by Oakmark.

BY WIRE TRANSFER

  You may also pay for Oakmark Units by instructing your bank to wire money to Oakmark. Your bank may charge you a fee for sending the wire. IF YOU ARE OPENING A NEW ACCOUNT BY WIRE TRANSFER, YOU MUST FIRST TELEPHONE OAKMARK AT 1-800-OAKMARK (1-800-625-6275) TO REQUEST AN ACCOUNT NUMBER AND FURNISH YOUR SOCIAL SECURITY OR OTHER TAX IDENTIFICATION NUMBER. Neither the Portfolios nor Oakmark will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

BY ELECTRONIC TRANSFER

  If you have an established Portfolio account you may make subsequent investments by an electronic transfer of funds from your bank account. Electronic transfer allows you to make purchases at your request by calling 1-800-OAKMARK (1-800-625-6275) or at pre-scheduled intervals. (See "Unitholder Services.") You may not open a new account through electronic transfer.

BY EXCHANGE

  You may purchase Oakmark Units of the Portfolios by exchange of Oakmark Units from the Goldman Sachs Short Duration Tax-Free Fund or shares from The Oakmark Fund, The Oakmark Select Fund, The Oakmark International Fund, The Oakmark Small Cap Fund, The Oakmark Equity and Income Fund and The Oakmark International Small Cap Fund ("The Oakmark Funds") either by phone or by mail. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. Please review the information under "How to Redeem Units--By Exchange."

PURCHASE AMOUNT AND DIVIDENDS

  Oakmark Units of each Portfolio may be purchased on any business day at the net asset value next determined after receipt by Oakmark of both the purchase order and the purchase amount in federal funds.

  Purchases of Oakmark Units may be made by check or wire transfer. PURCHASES ARE EFFECTIVE AS SOON AS A CHECK IS CONVERTED TO FEDERAL FUNDS. Purchases by wire transfer will be effected the day the wire transfer is received if the wire transfer is received prior to the respective Portfolio's cut-off time as noted below. It is expected that checks will ordinarily be converted to federal funds within two business days after receipt. A purchase by check is deemed to be effective prior to the Portfolio's cut-off time noted below on the date such purchase proceeds convert to Federal Funds. Oakmark Units purchased by check may not be redeemed until the check has cleared, as described under "How to Redeem Units."

-------------------------------------------------------------------------------

  Oakmark Units of the Government Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends as follows:

   IF AN EFFECTIVE ORDER IS
   RECEIVED BY OAKMARK           DIVIDENDS BEGIN
   ------------------------     -----------------
   By: 3:00 p.m.--N.Y. time     Same Business Day
   After: 3:00 p.m.--N.Y. time  Next Business Day

-------------------------------------------------------------------------------

  Oakmark Units of the Tax-Exempt Diversified Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends as follows:

   IF AN EFFECTIVE ORDER IS
   RECEIVED BY OAKMARK           DIVIDENDS BEGIN
   ------------------------     -----------------
   By: 1:00 p.m.--N.Y. time     Same Business Day
   After: 1:00 p.m.--N.Y. time  Next Business Day

-------------------------------------------------------------------------------

GENERAL

  Each purchase order for Oakmark Units must be accepted by Oakmark. Once your purchase order has been accepted, you may not cancel or revoke it; however, you may redeem the Oakmark Units. Oakmark reserves the right not to accept any purchase order that it determines not to be in the best interest of the Trust or of a Portfolio's unitholders. Oakmark uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If Oakmark does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Oakmark will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


                          REDEMPTION OF OAKMARK UNITS


BY MAIL

  You may redeem all or any part of your Oakmark Units of a Portfolio upon your written request delivered to the Oakmark Family of Funds, P.O. Box 8510, Boston, Massachusetts 02266-8510.

  Your redemption request must:

    (1) identify the Portfolio and give your account number;

    (2) specify the number of units or dollar amount to be redeemed;

    (3) be signed in ink by all owners exactly as their names appear on the account; and

    (4) for redemptions payable to an address other than the unitholder address of record, include an ink-stamped guarantee by an "eligible guarantor institution" as defined in the Securities Exchange Act of 1934 (including a bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, but not a notary public) for each signature on the redemption request (the guarantee must use the phrase "signature guaranteed" and must include the name of the guarantor bank firm and an authorized signature).

  Special rules apply to redemptions by corporations, trusts and partnerships. In the case of a corporation, the request must be signed in the name of the corporation by an officer whose title must be stated, and must be accompanied by a bylaw provision or resolution of the board of directors, certified within 60 days, authorizing the officer to so act. A redemption request from a partnership or a trust must be signed in the name of the partnership or trust by a general partner or a trustee and include a signature guarantee. If the trustee is not named in the account registration, a redemption request by a trust must also include evidence of the trustee's appointment as such (e.g., a certified copy of the relevant portions of the trust instrument). Under certain circumstances, before Oakmark Units can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

BY EXCHANGE

  You may redeem all or any portion of your Oakmark Units of a Portfolio and use the proceeds to purchase Oakmark Units of the Goldman Sachs Short Duration Tax-Free Fund or shares of The Oakmark Funds if your signed, properly completed New Account Registration Form is on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. Before exchanging, you should obtain a prospectus from The Oakmark Family of Funds and read it carefully. The exchange privilege is not an offering or recommendation of shares of The Oakmark Funds or the Goldman Sachs Short Duration Tax-Free Fund. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "By Mail" and indicating the fund to be purchased, except that a signature guarantee normally is not required. (See also the discussion below of the Telephone Exchange Privilege.)

SPECIAL REDEMPTION PRIVILEGES

  The Telephone Exchange and Telephone Redemption Privileges will be established automatically when you open your account unless you elect on your New Account Registration Form to decline these Privileges. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. Oakmark Units held in an IRA account may not be redeemed by telephone.

BY CHECK

  Holders of Oakmark Units of a Portfolio may elect to have checks issued to them in order to redeem Oakmark Units from their accounts in each Portfolio. When Oakmark receives a completed New Account Registration Form and signature card, Oakmark will forward to the requesting customer a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to Oakmark for payment, a sufficient number of full and fractional Oakmark Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the recordholder of Oakmark Units by Oakmark.

  The check redemption privilege enables a unitholder to receive the dividends declared on the Oakmark Units to be redeemed until the date the check is processed. Because of this feature, the check redemption privilege may not be used for complete liquidation of a unitholder's account. If the amount of a check is greater than the value of the Oakmark Units held in the unitholder's account, the check will be returned unpaid, and the unitholder may be subject to extra charges.

  Oakmark reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular unitholder or all unitholders in general. The Portfolios and Oakmark reserve the right at any time to suspend the procedure permitting redemptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of other Oakmark unitholders of the Portfolios.

TELEPHONE EXCHANGE PRIVILEGE

  You may use the Telephone Exchange Privilege to exchange among The Oakmark Funds and the Portfolios by calling 1-800-

OAKMARK (1-800-625-6275). The general redemption policies apply to redemptions by Telephone Exchange. (See "General Redemption Policies.")

  Oakmark reserves the right at any time without prior notice to suspend or terminate the use of the Telephone Exchange Privilege by any person or class of persons. Oakmark believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Portfolios. THEREFORE, OAKMARK GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY UNITHOLDERS IDENTIFIED BY OAKMARK AS "MARKET-TIMERS." Except for automatic exchanges from Oakmark Units, you may not make more than four exchanges from any Portfolio in any calendar year. Oakmark reserves the right at any time without prior notice to suspend, limit, modify, or terminate the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if it would be in the best interests of the Portfolios, Oakmark expects that it would provide unitholders with prior written notice of any such action unless it appears that the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Portfolios. IF OAKMARK WERE TO SUSPEND, LIMIT, MODIFY, OR TERMINATE THE TELEPHONE EXCHANGE PRIVILEGE, YOU MIGHT FIND THAT AN EXCHANGE COULD NOT BE PROCESSED OR THAT THERE MIGHT BE A DELAY IN THE IMPLEMENTATION OF THE EXCHANGE. See "How to Redeem Units--By Exchange."

  During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone; you may wish to consider placing your exchange by mail during such periods.

TELEPHONE REDEMPTION PRIVILEGE

  You may use the Telephone Redemption Privilege to redeem Oakmark Units by calling 1-800-OAKMARK (1-800-625-6275). The proceeds may be sent by check to your registered address or you may request payment by electronic transfer to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. If you request a redemption by electronic transfer before the applicable Portfolio's redemption cut-off time and the proceeds are to be sent to your pre-established designated bank account, the proceeds will be transferred to your bank account on that business day. The Telephone Redemption Privilege is not available to redeem units held in an IRA account, and is not available for 30 days after Oakmark receives notice from you of a change of address.

GENERAL REDEMPTION POLICIES

  You may not cancel or revoke your redemption order once instructions have been received and accepted. PLEASE TELEPHONE OAKMARK BY CALLING 1-800-OAKMARK (1-800-625-6275) IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING YOUR REQUEST. Oakmark reserves the right to require a properly completed New Account Registration Form before making payment for Oakmark Units redeemed.

  If your redemption order is received in proper form before 4:00 p.m. eastern time, the price at which your redemption order will be executed is the net asset value determined that business day. See "Net Asset Value." Dividends are earned on the day that units are redeemed.

  Oakmark will generally mail payment for Oakmark Units redeemed within three days after proper instructions are received. If you attempt to redeem Oakmark Units within 15 days after they have been purchased by check or electronic transfer, Oakmark may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those Oakmark Units has been (or will be) collected. To reduce such delays, Oakmark recommends that your purchase be made by Federal Funds wire through your bank. If you so request, the proceeds of your redemption may be paid by wire, but the cost of the wire (currently $5) will be deducted from the redemption proceeds.

  Oakmark reserves the right at any time without prior notice to suspend, limit, modify, or terminate any privilege or its use in any manner by any person or class.

  Use of any Special Redemption Privilege authorizes Oakmark to tape-record all instructions to redeem. Oakmark uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If Oakmark does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Oakmark will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

  Oakmark reserves the right to redeem Oakmark Units in any account and send the proceeds to the owner if the Oakmark Units in the account do not have a value of at least $1,000.

  Oakmark Units in any account you maintain with the Portfolios may be redeemed to the extent necessary to reimburse Oakmark for any loss it sustains that is caused by you (such as losses from uncollected checks and electronic transfers or any liability under the Code provisions on backup withholding relating to your account).

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  Oakmark Units of each Portfolio may be redeemed without charge upon request on any business day at the net asset value next determined after receipt by Oakmark of the redemption request.

ADDRESS OF HARRIS ASSOCIATES L. P.
 Two North LaSalle Street
 Chicago, Illinois 60602-3790

THE OAKMARK FUNDS 24-HOUR NAV HOTLINE
 1-800-GROWOAK
 (1-800-476-9625)

OAKMARK SHAREHOLDER SERVICE
 State Street Bank and Trust Company
  Attention: Oakmark Funds Family
  P.O. Box 8510
  Boston, Massachusetts 02266-8510
  1-800-OAKMARK
  (1-800-625-6275)